SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 442,763	$ 405,096	$ 198,637
Allowance for doubtful accounts	(50,000)	(42,000)	(24,000)
Accounts receivable, net	$ 392,763	$ 363,096	$ 174,637